Summary of Significant Accounting Policies (Details)			12 Months Ended
		Nov. 22, 2023 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 SGD ($) shares	Mar. 31, 2025 MYR (RM) shares	Mar. 31, 2025 HKD ($) shares	Mar. 31, 2025 BRL (R$) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Feb. 13, 2025 shares	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of operating segments			4	4	4	4	4
Deposits held in bank			$ 3,131,335					$ 1,656,678	$ 1,288,561
Allowance for credit loss			248,956					325,457	55,533		$ 12,588
Inventories write-down			211,356					468,941	288,604
Allowance for credit loss of other receivables			27,923					52,949	3,747		2,376
Allowance related to prepayment			114,792					209,412	51,755		$ 71,227
Impairment loss on indefinite-lived intangible assets			$ 11,688					$ 500,684
Percentage of Distribution Discount Rate			13.00%	13.00%	13.00%	13.00%	13.00%
Ordinary shares subject to possible redemption (in Shares) | shares								217,724
Ordinary shares subject to possible redemption (in Shares) | shares	[1]							217,724
Recognized incremental fair value
Contract liabilities			505,323					$ 209,903
Revenue recognized in contract liabilities			209,903					363,726	433,924
Advertisement expenses			2,155,033					1,547,129	2,111,178
Total expenses for the plans			305,690					$ 211,432	$ 173,265
Ordinary shares outstanding (in Shares) | shares								0	0
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Recognized incremental fair value			$ 12,014
Skill Development Levy (“SDL”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s salary capped				$ 11.25
Social Security Organization (“SOSCO”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | RM					RM 4,000
Employment Insurance System (“EIS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | RM					RM 4,000
Mandatory Provident Fund (“MPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped						$ 30,000
Social Security Contribution (“INSS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary capped | R$							R$ 7,507
Other Operating Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Number of reporting segments			3	3	3	3	3
Earnings Per Share [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares outstanding (in Shares) | shares			16,500,000	16,500,000	16,500,000	16,500,000	16,500,000
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of GST on gross sales price								9.00%	8.00%
United Kingdom [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)			20.00%	20.00%	20.00%	20.00%	20.00%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)			13.00%	13.00%	13.00%	13.00%	13.00%
Dubai, United Arab Emirates [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)			5.00%	5.00%	5.00%	5.00%	5.00%
Singapore Subsidiaries [Member] | Central Provident Fund (“CPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			17.00%	17.00%	17.00%	17.00%	17.00%
Singapore Subsidiaries [Member] | Skill Development Levy (“SDL”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			0.25%	0.25%	0.25%	0.25%	0.25%
Employee’s salary capped			$ 8.3
Malaysian Subsidiary [Member] | Social Security Organization (“SOSCO”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			1.75%	1.75%	1.75%	1.75%	1.75%
Malaysian Subsidiary [Member] | Employees Provident Fund (“EPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			12.00%	12.00%	12.00%	12.00%	12.00%
Malaysian Subsidiary [Member] | Employment Insurance System (“EIS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			0.20%	0.20%	0.20%	0.20%	0.20%
Hong Kong Subsidiaries [Member] | Mandatory Provident Fund (“MPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			5.00%	5.00%	5.00%	5.00%	5.00%
Brazil Subsidiary [Member] | Employees’ Severance Indemnity Fund (“FGTS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			8.00%	8.00%	8.00%	8.00%	8.00%
Brazil Subsidiary [Member] | Social Security Contribution (“INSS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			14.00%	14.00%	14.00%	14.00%	14.00%
United Kingdom Subsidiary [Member] | National Insurance Contribution (“NIC”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			15.05%	15.05%	15.05%	15.05%	15.05%
United Kingdom Subsidiary [Member] | Workplace Pension [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			3.00%	3.00%	3.00%	3.00%	3.00%
Dubai Subsidiary [Member] | General Pension and Social Security Authority (“GPSSA”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			12.50%	12.50%	12.50%	12.50%	12.50%
Maximum [Member] | China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)			9.00%	9.00%	9.00%	9.00%	9.00%
Maximum [Member] | Singapore Subsidiaries [Member] | Central Provident Fund (“CPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			7.50%	7.50%	7.50%	7.50%	7.50%
Maximum [Member] | People of Republic of China (“PRC”) Subsidiary [Member] | Social Security and Housing Provident Fund Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			40.00%	40.00%	40.00%	40.00%	40.00%
Minimum [Member] | China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added taxes (VAT)			6.00%	6.00%	6.00%	6.00%	6.00%
Minimum [Member] | People of Republic of China (“PRC”) Subsidiary [Member] | Social Security and Housing Provident Fund Contributions [Member]
Summary of Significant Accounting Policies [Line Items]
Contribution rate based on employee’s salary			30.00%	30.00%	30.00%	30.00%	30.00%
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares fully redeemed (in Shares) | shares		466,164
Ordinary shares fully redeemed for cash consideration		$ 163,905
Ordinary shares subject to possible redemption (in Shares) | shares										217,724
2Game’s Minority Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Acquisition controlling interest rate			10.00%

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.